Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

As of September 30, 2021 and December 31, 2020, accrued expenses and other current liabilities consisted of the following:

	September 30, 2021	December 31, 2020
Accrued vacation	$673,541	$438,936
Accrued payroll	208,105	314,451
Accrued construction-in-progress	87,926	637,776
Accrued supplies	1,261,696	301,989
Accrued contract manufacturing	1,709,964	-
Accrued clinical trial expense	338,802	-
Accrued outside lab services	85,764	-
Accrued professional services	470,476	120,744
Accrued animal care expense	128,028	-
Other accrued expenses	44,797	90,982

	$5,009,099	$1,904,878

As of December 31, 2020 and 2019, accrued expenses and other current liabilities consisted of the following:

	2020	2019
Accrued vacation	$438,936	$248,722
Accrued payroll	314,451	143,210
Accrued construction-in-progress	637,776	-
Accrued lab supplies	301,989	18,837
Accrued project consulting	120,744	5,352
Other accrued expenses	90,982	78,433
	$1,904,878	$494,554